Related party transactions	12 Months Ended
Sep. 30, 2023
Related party transactions
Related party transactions

31.    Related party transactions

In the year ended September 30, 2023, Arqit Inc. paid $100,000 (2022: $113,923, 2021: $103,861) for the director services of Lt General VL Jamieson who was a director of AQI during the year ended September 30, 2023. All transactions were on an arm’s length basis.

In the year ended September 30, 2023, Arqit Inc. paid $100,000 (2022: $100,575, 2021 $73,398) for the director services of General S Wilson who was a director of AQI during the year ended September 30, 2023. All transactions were on an arm’s length basis.

In the year ended September 30, 2023, Arqit Limited paid $nil (2022: $5,091, 2021: $11,679) for the Company secretarial and accounting costs of Arqit PTE, a dormant Company owned 50% by D Williams and 50% by D Bestwick. All transactions were on an arm’s length basis.

On September 12, 2023, the Company completed a registered direct offering of its ordinary shares and warrants to purchase ordinary shares, in which Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria purchased 7,935,164 ordinary shares, together with warrants to purchase up to 7,935,164 ordinary shares at a combined offering price of $0.78 per ordinary share and accompanying warrant. Company director Manfredi Lefebvre d’Ovidio has sole investment and voting power over the shares held by Heritage Assets SCSP, and Arqit director Stephen Chandler is on the investment committee of Notion Capital Managers LLP, which is the beneficial owner of the Company shares held by Ropemaker Nominees Limited, and Carlo Calabria is a director of the Company. The September 2023 Investor Warrants are currently exercisable at an exercise price of $0.78 per share.

On August 20, 2021, Arqit Limited entered into a loan agreement whereby D Williams, a director of the Group, loaned the company £2,000,000 at an interest rate of 8%. The loan was repaid on September 17, 2021. During the year ended September 30, 2021 interest of $14,401 and fees of $88,800 were charged on the loan (September 30, 2020: $nil).

On August 20, 2021 Arqit Limited entered into a loan agreement whereby D Bestwick, a director of the Group, loaned the company £2,000,000 at an interest rate of 8%. The loan was repaid on September 17, 2021. During the year ended September 30, 2021 interest of $14,401 and fees of $88,800 were charged on the loan (September 30, 2020: $nil).

In the year ended September 30, 2022, Arqit Limited paid $nil (2022: $1,750, 2021: $nil) to Notion Capital for professional services, a related party company of Board Director member and Audit Committee Chair Stephen Chandler. All related party transactions were on an arm’s length basis.

As at September 30, 2022, there was an amount owing of $6,574 relating to reimbursement- of an expense to D Williams, a director of the Group. This was fully repaid in October 2022.

There were no further related party transactions.